Taxation (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Taxation [Line Items]
Description of state administration taxation	In January 2019, the State Administration of Taxation announced that from January 1, 2019 to December 31, 2021, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of their taxable income amount for the proportion of taxable income not exceeding RMB1 million; and a 20% corporate income tax on 50% of their taxable income amount of more than RMB1 million but not exceeding RMB3 million. The State Administration of Taxation further announced that from January 1, 2021 to December 31, 2022, for the portion of taxable income not exceeding RMB1 million, the amount of taxable income can be halved from 25% to 12.5%, and the corporate income tax will be levied at 20%, for small and low-profit enterprises, and from January 1, 2022 to December 31, 2024, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million.
Net operating loss carryforwards		$ 4,390,265	$ 3,973,825
Deferred tax operating loss carryforwards		$ 502,037	$ 379,456
Hong Kong [Member]
Taxation [Line Items]
Profits tax rates (in Dollars)	$ 2,000,000
Minimum [Member]
Taxation [Line Items]
Percentage of assessable profits	8.25%
Maximum [Member]
Taxation [Line Items]
Percentage of assessable profits	25.00%